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       Investments(R)







                                                 January 9, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust I (the "Trust")
     (File Nos. 333-109660)
     CIK No. 0001257951

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information relating to the offering of the Trust's shares to be issued in connection with the proposed reorganizations of Oak Ridge Small Cap Equity Fund with and into Pioneer Oak Ridge Small Cap Growth Fund and Oak Ridge Large Cap Equity Fund with and into Pioneer Oak Ridge Large Cap Growth Fund that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-14 filed electronically (Accession No. 0001016964-04-000002) on January 7, 2004.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,


                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Mr. David C. Phelan
     Mr. Charles F. McCain II







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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